Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable		$ 147,888
Less: allowance for expected credit losses		(5,428)
Accounts receivable, net		$ 142,460